111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

August 24, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII (File Nos. 333-210186 and 811-23147)

 Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Trust”), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), one copy of the of prospectus in the form in which it is being used. This filing relates to the FT Cboe Vest U.S. Equity Buffer ETF - August, a series of the Trust.

If you have any questions or comments, please telephone the undersigned at (312) 845-3721.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Daniel J. Fallon
Daniel J. Fallon

Enclosures